Acquisitions - Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries (Detail) - Fullerton India Credit Company Limited. [Member] ¥ in Millions	12 Months Ended
Mar. 31, 2022 JPY (¥)
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid	¥ (230,315)
Cash and cash equivalents transferred as a result of the acquisitions	14,621
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥ (215,694)